ICON Financial Fund

Portfolio of Investments (Unaudited)

6/30/2020

	Shares	Value
Common Stock (100.14%)

Consumer, Non-Cyclical (6.27%)
Global Payments Inc	9,400	1,594,428

Financial (93.87%)
Ally Financial Inc	36,400	721,812
American Express Co	10,700	1,018,640
Assurant Inc	8,700	898,623
Axos Financial Inc*	35,600	786,048
Bank of America Corp	69,200	1,643,500
Citigroup Inc	44,100	2,253,510
Discover Financial Services	16,298	816,367
Encore Capital Group Inc*	34,100	1,165,538
The Goldman Sachs Group Inc	4,400	869,528
JPMorgan Chase & Co	38,400	3,611,904
Marsh & McLennan Cos Inc	11,600	1,245,492
Mastercard Inc	4,800	1,419,360
Morgan Stanley	29,100	1,405,530
US Bancorp	36,300	1,336,566
Visa Inc	8,500	1,641,945
Voya Financial Inc	36,600	1,707,390
Wells Fargo & Co	12,700	325,120
Arch Capital Group Ltd*	15,600	446,940
Essent Group Ltd	15,300	554,931
Total Financial		23,868,744

Total Common Stock (Cost $24,578,760)		25,463,172

Total Investments (Cost $24,578,760) (100.14%)		25,463,172
Liabilities in Excess of Other Assets (-0.14%)		(34,937)
Net Assets (100.00%)		25,428,235

*	Non-income producing security.